VANECK PHARMACEUTICAL ETF
SCHEDULE OF INVESTMENTS
June 30, 2024 (unaudited)
1
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Footnotes:
Number
of Shares Value
COMMON STOCKS : 99.7%
Denmark : 10.1%
Novo Nordisk A/S (ADR) 427,832 $ 61,068,740
Underline
France : 4.5%
Sanofi SA (ADR) 562,029 27,269,647
Underline
Israel : 3.3%
Teva Pharmaceutical
Industries Ltd. (ADR) * 1,216,428 19,766,955
Underline
Japan : 4.4%
Takeda Pharmaceutical Co.
Ltd. (ADR) † 2,040,829 26,408,327
Underline
Switzerland : 5.1%
Novartis AG (ADR) † 286,590 30,510,372
Underline
United Kingdom : 13.6%
AstraZeneca Plc (ADR) 377,790 29,463,842
GSK Plc (ADR) † 662,239 25,496,201
Haleon Plc (ADR) † 3,272,195 27,028,331
81,988,374
United States : 58.7%
AbbVie, Inc. 194,703 33,395,459
Bausch Health Cos, Inc. * † 302,471 2,108,223
Bristol-Myers Squibb Co. 641,939 26,659,727
Catalent, Inc. * 84,441 4,748,117
Cencora, Inc. 118,295 26,651,863
Elanco Animal Health, Inc. * 305,637 4,410,342
Eli Lilly & Co. 88,379 80,016,579
Number
of Shares Value
United States (continued)
Jazz Pharmaceuticals Plc * 54,054 $ 5,769,183
Johnson & Johnson 246,173 35,980,646
McKesson Corp. 46,553 27,188,814
Merck & Co., Inc. 275,898 34,156,172
Organon & Co. 209,281 4,332,117
Patterson Companies, Inc. 65,132 1,570,984
Perrigo Co. Plc 106,496 2,734,817
Pfizer, Inc. 984,261 27,539,623
Viatris, Inc. 904,349 9,613,230
Zoetis, Inc. 154,817 26,839,075
353,714,971
Total Common Stocks
(Cost: $601,476,135) 600,727,386
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
5.6%
Money Market Fund: 5.6%
(Cost: $33,906,722)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 33,906,722 33,906,722
Total Investments: 105.3%
(Cost: $635,382,857) 634,634,108
Liabilities in excess of other assets: (5.3)% (31,884,977)
NET ASSETS: 100.0% $ 602,749,131
Definitions:
ADR American Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $95,720,303.